Financial Instruments - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Debt instrument callable principal amount percentage	100.00%
Debt instrument callable US treasury rate margin percentage	0.50%
Debt instrument callable government bond rate margin percentage	0.20%
Notes And Other Debt At 6.51 2021-2036 [Member]
Debt Instrument [Line Items]
Long term debt weighted average maturity	24 years
Notes And Other Debt At 5.28 2012-2018 [Member]
Debt Instrument [Line Items]
Long term debt weighted average maturity	4 years
Foreign currency notes and other foreign currency debt with a weighted average interest rate 2.48 2014-2016 [Member]
Debt Instrument [Line Items]
Long term debt weighted average maturity	2 years